Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total revenues	$ 45,631,772	$ 40,041,691	$ 40,443,629
Total cost of revenues	41,388,919	34,041,850	35,424,962
Gross profit	4,242,853	5,999,841	5,018,667
Operating expenses:
Selling expenses	916,901	774,484	712,338
General and administrative expenses	4,386,440	2,958,148	2,871,937
Total operating expenses	5,303,341	3,732,632	3,584,275
(Loss) Income from Operations	(1,060,488)	2,267,209	1,434,392
Other income (expenses):
Interest expenses	(287,422)	(143,602)	(97,552)
Interest income	8,528	790	2,644
Foreign currency transaction (loss) gain	(1,711)	215	19,600
Gain on disposal of property and equipment		40,620	5,562
Government subsidies	124,794	16,642	27,202
Insurance indemnity	135,894	171,718	128,442
Other income, net	67,702	17,542	15,199
Total other income, net	47,785	103,925	101,097
(Loss) Income Before Income Taxes	(1,012,703)	2,371,134	1,535,489
Income taxes expenses	(139,400)	(591,108)	(451,789)
Net (Loss) Income	(1,152,103)	1,780,026	1,083,700
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	457,048	(65,437)	(475,894)
Comprehensive (Loss) Income	$ (695,055)	$ 1,714,589	$ 607,806
(Loss) Earnings Per Share
-Basic	$ (0.10)	$ 0.17	$ 0.11
-Diluted	$ (0.10)	$ 0.16	$ 0.10
Weighted Average Shares Outstanding
-Basic	11,398,479	10,417,000	10,044,434
-Diluted	11,398,479	11,417,000	11,044,434
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues	$ 45,377,977	$ 39,706,093	$ 40,161,065
Total cost of revenues	41,370,604	34,033,269	35,424,388
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues	253,795	335,598	282,564
Total cost of revenues	$ 18,315	$ 8,581	$ 574